Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 3,487,879	$ 3,394,313	$ 6,164,173	$ 4,992,034
Other income	282,213	189,335	169,819	396,373
Cost of inventory	(78,366)	(407,291)	(977,619)	(1,093,194)
Logistics costs	(264,638)	(792,079)	(925,225)	(689,762)
Depreciation of property, plant and equipment	(781,394)	(758,519)	(1,501,809)	(1,661,403)
Amortization of intangible assets	(559,340)	(426,515)	(853,030)	(638,849)
Employee benefits expense	(1,049,897)	(639,060)	(1,364,214)	(933,124)
Finance expense	(147,128)	(158,912)	(388,717)	(246,359)
Other operating expenses	(1,212,273)	(991,526)	(2,102,392)	(1,527,827)
Listing expenses			(93,067,324)	(981,701)
Loss before income tax	(322,944)	(590,254)	(94,846,338)	(2,383,812)
Income tax expense	(148,480)	(39,000)	(133,000)	(8,000)
Net loss and comprehensive loss	$ (471,424)	$ (629,254)	(94,979,338)	(2,391,812)
Items that will not be reclassified subsequently to profit or loss:
Net (loss)/surplus on revaluation of leasehold land and buildings			(186,684)	8,016,869
Items that may be reclassified subsequently to profit or loss:
Exchange difference on revaluation of leasehold land and buildings			337,283	52,737
Total comprehensive (loss)/income			$ (94,828,739)	$ 5,677,794
Loss per share, basic	$ (0.03)	$ (0.10)	$ (14.69)	$ (0.37)
Loss per share, diluted	$ (0.03)	$ (0.10)	$ (14.69)	$ (0.37)
Weighted average number of shares, basic	14,000,514	6,378,267	6,466,527	6,378,267
Weighted average number of shares, diluted	14,000,514	6,378,267